GOVERNMENT PARTICIPATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Government Grants [Abstract]
Credited to non-financial assets	$ 21.4	$ 20.4
Credited to income	34.3	27.9
Contributions	$ 55.7	$ 48.3